UNITED STATES SECURITIES AND
       EXCHANGE COMMISSION
       Washington, D.C. 20549

       FORM 13F

       FORM 13F COVER PAGE

Report for the Calendar Year: December 31, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Doolittle & Ganos Investment Counsel, LLC
Address: 100 Clock Tower Place
         Suite 210
         Carmel, CA 93923

13F File Number: 801-11975

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Todd C. Ganos
Title: Principal
Phone: 831-624-3317
Signature, Place, and Date of Signing:

    Todd C. Ganos   Carmel, California  February 23, 2011
[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

       FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers: 0

Form 13F Information Table Entry Total: 121


Form 13F Information Table Value Total: $94655


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      452 5237 SH       Sole                 5237.000
                                                               104 1200 SH       Defined 01                    1200.000
AT&T Inc.                      COM              00206R102       12  400 SH       Sole                  400.000
                                                                29 1000 SH       Defined 01                    1000.000
Abbott Labs                    COM              002824100      196 4100 SH       Sole                 4100.000
                                                               355 7400 SH       Defined 01                    7400.000
Alliant Techsystems, Inc.      COM              ATK            82811125 SH       Sole                10905.000  220.000
American Express Co.           COM              025816109       26  600 SH       Sole                  600.000
Apple Inc.                     COM              037833100      697 2160 SH       Sole                 2160.000
Becton Dickinson & Co.         COM              BDX            705 8340 SH       Sole                 8140.000  200.000
Berkshire Hathway Inc. B       COM              084670702       40  500 SH       Sole                  500.000
Berry Petroleum Co.            COM              BRY              9  200 SH       Sole                  200.000
Biogen Idec Inc.               COM              BIIB            87 1300 SH       Sole                 1300.000
Bristol-Myers Squibb           COM              110122108      260 9800 SH       Sole                 9800.000
                                                                85 3200 SH       Defined 01                    3200.000
Campbell Soup Co.              COM              134429109       35 1000 SH       Defined 01                    1000.000
Caterpillar Inc.               COM              149123101      150 1600 SH       Sole                 1600.000
Chevron Corp.                  COM              166764100     133314609 SH       Sole                14284.000  325.000
                                                               356 3900 SH       Defined 01                    3900.000
Cisco Systems Inc.             COM              17275R102      54927151 SH       Sole                27151.000
                                                                16  800 SH       Defined 01                     800.000
Conoco Phillips                COM              20825c104      137 2010 SH       Sole                 2010.000
                                                                95 1400 SH       Defined 01                    1400.000
Costco Wholesale Corp.         COM              22160k105       34  465 SH       Sole                  465.000
                                                                51  700 SH       Defined 01                     700.000
DuPont (E.I.) De Nemours & Co. COM              263534109       60 1200 SH       Defined 01                    1200.000
Emerson Electric Co.           COM              291011104       57 1000 SH       Sole                 1000.000
Exxon Mobil Corp.              COM              30231G102     142819529 SH       Sole                19529.000
                                                                58  800 SH       Defined 01                     800.000
Ford Motor Company             COM              345370100        3  174 SH       Sole                  174.000
Frontier Communications Corp.  COM              FTR              1   72 SH       Sole                   72.000
General Electric Co.           COM              369604103      45825045 SH       Sole                25045.000
                                                               39021300 SH       Defined 01                   21300.000
GlaxoSmithKline PLC            COM              37733w105      149 3800 SH       Defined 01                    3800.000
HSBC Holdings PLC              COM              404280406      57411250 SH       Sole                10955.000  295.000
Hewlett-Packard Co.            COM              428236103      48911610 SH       Sole                11300.000  310.000
                                                               269 6400 SH       Defined 01                    6400.000
Honeywell Int'l                COM              HON             22  422 SH       Sole                  422.000
IBM Corp.                      COM              459200101     1348 9184 SH       Sole                 9074.000  110.000
                                                               117  800 SH       Defined 01                     800.000
Illinois Tool Works, Inc.      COM              452308109       32  600 SH       Sole                  600.000
Intel Corp.                    COM              458140100       13  600 SH       Sole                  600.000
J.P. Morgan Chase & Co.        COM              46625h100     116327411 SH       Sole                27041.262  370.000
Johnson & Johnson              COM              478160104     130721131 SH       Sole                20431.081  700.000
                                                                43  700 SH       Defined 01                     700.000
Kraft Foods, Inc.              COM              KFT             47 1500 SH       Defined 01                    1500.000
Lowe's Companies Inc.          COM              548661107     101740560 SH       Sole                38465.000 2095.000
                                                                43 1700 SH       Defined 01                    1700.000
McDonald's Corp.               COM              580135101     103013420 SH       Sole                12690.000  730.000
                                                                45  590 SH       Defined 01                     590.000
Medtronic Inc.                 COM              585055106      146 3930 SH       Sole                 3930.000
Merck & Co. Inc.               COM              589331107       68 1900 SH       Sole                 1900.000
Microsoft Corp.                COM              594918104     103737150 SH       Sole                35950.000 1200.000
NextEra Energy, Inc.           COM              302571104     110921340 SH       Sole                20820.000  520.000
                                                                94 1800 SH       Defined 01                    1800.000
Nokia Corp.                    COM              654902204       11 1066 SH       Sole                 1066.000
Norfolk Southern Corp.         COM              655844108      89414235 SH       Sole                13970.000  265.000
Paccar Inc.                    COM              693718108      124 2167 SH       Sole                 2167.000
Pacific Capital Bancorp        COM              PCBCD            0    4 SH       Sole                    4.000
Pepsico Inc.                   COM              713448108      170 2600 SH       Sole                 2600.000
Pfizer Inc.                    COM              717081103      18810730 SH       Sole                10730.000
Philippine Long Distance Telep COM              PHI            105 1800 SH       Sole                 1800.000
Praxair Inc.                   COM              74005P104      99510425 SH       Sole                10255.000  170.000
                                                                95 1000 SH       Defined 01                    1000.000
Procter & Gamble               COM              742718109       40  620 SH       Sole                  620.000
                                                               142 2200 SH       Defined 01                    2200.000
Progress Energy                COM              743263105       17  400 SH       Defined 01                     400.000
Rogers Communications Inc.     COM              RCI            46313365 SH       Sole                12740.000  625.000
Royal Dutch Shell PLC          COM              780259206       53  800 SH       Defined 01                     800.000
Schlumberger Ltd.              COM              806857108      158 1895 SH       Sole                 1895.000
Symantec Corp.                 COM              871503108       57 3400 SH       Defined 01                    3400.000
Sysco Corp.                    COM              871829107       29 1000 SH       Defined 01                    1000.000
Target Corp.                   COM              TGT             47  786 SH       Sole                  786.000
Theravance, Inc.               COM              THRX           214 8542 SH       Sole                 8542.000
Transocean Sedco Forex Inc.    COM              G90078109      71110230 SH       Sole                 9950.000  280.000
Trinity Industries, Inc.       COM              TRN             90 3390 SH       Sole                 3390.000
United Technologies Corp.      COM              913017109       31  400 SH       Sole                  400.000
Vanguard Information Technolog COM              92204A702       12  200 SH       Sole                  200.000
Verizon Communications         COM              92343V104       30  850 SH       Sole                  850.000
                                                               109 3050 SH       Defined 01                    3050.000
Visa Inc. A                    COM              92826C839       14  200 SH       Sole                  200.000
Wal-Mart Stores Inc.           COM              931142103     124923163 SH       Sole                22878.000  285.000
Walgreen Co.                   COM              931422109     164142124 SH       Sole                41624.000  500.000
                                                                23  600 SH       Defined 01                     600.000
Wells Fargo & Co.              COM              949746101     138944813 SH       Sole                44213.000  600.000
                                                                56 1800 SH       Defined 01                    1800.000
Westamerica Bancorp.           COM              WABC            39  700 SH       Sole                  700.000
Whole Foods Market, Inc.       COM              WFMI            10  200 SH       Sole                  200.000
ING GROEP NV ADR                                ING              6  645 SH       Sole                      645
Dodge & Cox Stock Fund                          256219106      149 1384 SH       Sole                 1383.641
Federated Strategic Value Fund                  314172560      11325707 SH       Defined 01                   25706.941
Fidelity Advisor New Insights                   316071208       13  663 SH       Sole                  662.644
Pax World Balanced Individual                   704223106       85 3793 SH       Sole                 3793.118
Sentinel Sustainable Core Opp                   81728B726        9  743 SH       Sole                  743.426
T. Rowe Price Growth Stock Fun                  741479109       15  470 SH       Sole                  469.656
Vanguard 500 Index Fund                         922908108     587050684 SH       Sole                50683.624
iShares Materials Sector Fund                   IYM             15  200 SH       Sole                  200.000
Ariel Appreciation Fund        MD               040337206       51 1195 SH       Sole                 1195.307
iShares S&P Midcap 400 Index F MD               464287507     615767892 SH       Sole                65892.000 2000.000
                                                                82  900 SH       Defined 01                     900.000
Royce Premier Fund             SB               780905600       40 1990 SH       Sole                 1990.150
iShares S&P Smallcap 600 Index SB               464287804     372454388 SH       Sole                52888.000 1500.000
                                                                55  800 SH       Defined 01                     800.000
AMFDS New Perspectives Fund    EAFE             648018109       71 2484 SH       Sole                 2484.044
Eaton Vance Tax-Advantaged Glo EAFE             27828U106       10  500 SH       Sole                  500.000
First Trust/Aberdeen Emerging  EAFE             33731K102       13  600 SH       Sole                  600.000
Laudus International MarketMas EAFE             808509889       17  878 SH       Sole                  877.934
Sentinel International Equity  EAFE             817270887       33 1914 SH       Sole                 1914.175
iShares China Index Fund       EAFE             464287184     222751684 SH       Sole                50784.000  900.000
iShares India Index Fund       EAFE             06739f291     272435070 SH       Sole                34270.000  800.000
iShares MSCI Asia Ex-Japan Ind EAFE             464286665     541115214 SH       Sole               112339.000 2875.000
iShares MSCI Australia Index F EAFE             EWA             76 2970 SH       Sole                 2970.000
iShares MSCI Brazil Index Fund EAFE             EWZ           150619455 SH       Sole                19455.000
iShares MSCI Canada Index      EAFE             EWC             89 2860 SH       Sole                 2860.000
iShares MSCI EAFE Index Fund   EAFE             464287465     463179547 SH       Sole                77871.611 1675.000
                                                               180 3100 SH       Defined 01                    3100.000
iShares MSCI Emerging Mkts Ind EAFE             464287234     276958117 SH       Sole                57167.000  950.000
Wisdom Tree EM Small Cap Divid                  DGS           474487045 SH       Sole                85420.000 1625.000
WisdomTree Int'l Midcap Divide                  DIM             17  320 SH       Sole                  320.000
AvalonBay Communities          RA               053484101       56  500 SH       Defined 01                         500
Boston Properties, Inc.        RA               101121101     172820068 SH       Sole                    20068
Camden Property Trust          RA               133131102     190635315 SH       Sole                    35315
Health Care REIT, Inc.         RA               42217K106     156532860 SH       Sole                    32860
Kimco Realty Corp.             RA               49446R109     153585073 SH       Sole                    85073
National Retail Properties, In RA               NNN            38214430 SH       Sole                    14430
Public Storage, Inc.           RA               74460D109     170516810 SH       Sole                    16810
Rancon Realty Fund IV LP       RA               3090020          3    4 SH       Sole                        4
Senior Housing Properties      RA               SNH             11  500 SH       Sole                      500
Simon Property Group           RA               828806109       62  624 SH       Defined 01                         624
BP Prudhoe Bay Royalty Trust   RA               055630107     238518846 SH       Sole                18621.000  225.000
                                                                44  350 SH       Defined 01                     350.000
Cross Timbers Royalty Trust    RA               22757r109     176644287 SH       Sole                43687.000  600.000
                                                                34  850 SH       Defined 01                     850.000
Great Northern Iron Ore Proper RA               391064102        2   16 SH       Sole                   16.000
ING Risk Managed Natural Resou RA               449810100       11  700 SH       Sole                  700.000
Kayne Anderson Energy Total Re RA               48660P104       15  500 SH       Sole                  500.000
Kinder Morgan Energy Partners  RA               KMP             21  300 SH       Sole                  300.000
Mesabi Trust                   RA               590672101     275271499 SH       Sole                70764.000  735.000
Northern Euro Oil Royalty Trus RA               659310106     148151592 SH       Sole                51052.000  540.000
                                                                32 1100 SH       Defined 01                    1100.000
Permian Basin Royalty Trust    RA               714236106     215094870 SH       Sole                93070.000 1800.000
                                                                40 1775 SH       Defined 01                    1775.000
Plum Creek Timber              RA               729251108     150540177 SH       Sole                39577.000  600.000
                                                               101 2700 SH       Defined 01                    2700.000
SPDR Gold Trust                RA               863307104       14  100 SH       Sole                  100.000
Sabine Royalty Trust           RA               785688102     195332792 SH       Sole                32292.000  500.000
                                                                37  625 SH       Defined 01                     625.000
San Juan Basin Royalty Trust   RA               798241105     144561425 SH       Sole                60095.000 1330.000
                                                                22  925 SH       Defined 01                     925.000
iShares Dow Jones Commodities  RA               06738c778      412 8385 SH       Sole                 8385.000
                                                                68 1375 SH       Defined 01                    1375.000
Janus Balanced Fund                             471023879       32 1290 SH       Sole                 1289.757
Powershares Exchange Traded Fu PRD              73935X229       11  600 SH       Sole                      600